Nature of Operations and Basis of Presentation Textblock	12 Months Ended
Jun. 30, 2011
Nature of Operations and Basis of Presentation [Abstract]
Nature of Operations and Basis of Presentation [Text Block]
1.           Nature of Operations and Basis of Presentation

Pansoft Company Limited ("the Company") was incorporated in September 2001 in the British Virgin Islands and acquired 100% of PCCL (formerly known as Pansoft (Jinan) Co., Ltd.) in June 2006. PCCL was incorporated in People's Republic of China ("PRC"). Upon acquisition by the Company, PCCL became a Foreign Investment Enterprise. PCCL is engaged in the development and marketing of accounting and enterprise resource planning (ERP) software primarily to resource and utility companies across the PRC.

Prior to the incorporation of the Company, PCCL was 100% owned by employees who ultimately became the controlling shareholders of the Company. As such, the opening retained earnings presented on the consolidated balance sheet and statement of stockholders' equity are presented using the continuity of interest method of accounting. Under this method, all activities of PCCL are included in the consolidated financial statements of the Company as if the Company had been the parent company for all periods presented.

On September 8, 2008, the Company completed an initial public offering of 1,200,000 common shares at $7.00 per share. The Company shares started trading on NASDAQ Capital Market the next day. Prior to the completion of IPO, the Company completed a 169.5253-for-one stock split in the form of a stock dividend to holders of ordinary shares.

In December 2008, PCCL established its subsidiary, PHKL to serve overseas customers.

On December 11, 2009, the Company changed its fiscal year end to June 30 from December 31 to be more consistent with the purchasing cycle of its major customers.

On June 3, 2010, PCCL completed the acquisition of a 100% equity interest of ITLamp as described in Note 4.

On June 29, 2010, the registered capital of PCCL was increased from $9,400,412 (RMB67,000,000) to $14,260,429 (RMB100,000,000) by capitalization of its retained earnings of $4,860,017 (RMB33,000,000).

In August 2010, the Company, together with two Japanese companies ("JV Partners"), established Pansoft Japan Company Limited, a company incorporated in the British Virgin Islands. The Company owns a 80% equity interest in Pansoft Japan Company Limited. Pansoft (Japan) Company Limited has set up two wholly owned subsidiaries - Pansoft Japan and Pansoft Outsourcing. Pansoft Japan merged the related divisions from the JV Partners and is engaged in outsourced mobile-phone software testing in Japan. Pansoft Outsourcing established a mobile-phone software development and testing center in Jinan, China.

In October, 2010, PCCL completed the acquisition of a 55% equity interest of HongAo as described in Note 4.

In October 2010, PCCL established a new wholly-owned subsidiary Jinan Industrialized Housing Information Co, Ltd. for the purpose of undertaking China Skeleton Infilling ("CSI") Products E-commerce platform project.